PROPERTY AND EQUIPMENT, NET - Schedule (Details) ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Cost:
Property and equipment, gross	¥ 11,798		¥ 9,932
Less: Accumulated depreciation	(5,764)		(4,918)
Property and equipment net excluding construction in process	6,034		5,014
Construction in progress	648		840
Property and equipment, net	6,682	$ 1,024	5,854
Buildings
Cost:
Property and equipment, gross	247		247
Leasehold improvements
Cost:
Property and equipment, gross	9,542		8,414
Furniture, fixtures and equipment
Cost:
Property and equipment, gross	2,008		1,270
Motor vehicles
Cost:
Property and equipment, gross	¥ 1		¥ 1